CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades (Loan Grades)
AMC Loan ID	Customer Loan ID	EDGAR Laon ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	2026-RPL2-1000460	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000438	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000720	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000423	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000422	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000715	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000416	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000414	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000714	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000413	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,397.18 is underdisclosed from calculated Finance Charge of $187,906.53 in the amount of $509.35.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000710	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000410	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,234.39 is underdisclosed from calculated Finance Charge of $142,575.12 in the amount of $340.73.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000709	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000407	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,778.46 is underdisclosed from calculated Finance Charge of $137,883.46 in the amount of $105.00.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Title Courier/Messenger Fee of $180.00 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000708	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000707	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000378	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,045.02 is underdisclosed from calculated Finance Charge of $65,205.02 in the amount of $160.00.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose CPL fee $35 & Document sign fee$125 as a prepaid finance charge. hence getting same variance.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000701	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000366	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000319	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000314	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000289	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $578,046.51 is underdisclosed from calculated Finance Charge of $578,266.96 in the amount of $220.45.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed Settlement fee in the amount of $428.07 and final HUD reflects $795.
TIL Itemization included a notary fee fee of $150 as a prepaid finance charge that was not included by Audit.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000284	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000241	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000237	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000239	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $250,817.70 is underdisclosed from calculated Finance Charge of $250,853.03 in the amount of $35.33.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Notice of settlement fee $25.00 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000224	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000227	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000226	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000193	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000188	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000183	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000687	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000156	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided					Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000185	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000149	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $244,803.42 is underdisclosed from calculated Finance Charge of $245,101.97 in the amount of $298.55.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure of finance charge is due to TIL payment stream	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000145	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000133	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000140	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000136	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000135	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,750.92 is underdisclosed from calculated Finance Charge of $189,826.12 in the amount of $75.20.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000116	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000112	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,326.85 is underdisclosed from calculated Finance Charge of $248,585.53 in the amount of $258.68.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed Filing Fee $250 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000110	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000115	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000091	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000094	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000677	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000031	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000025	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,546.08 is underdisclosed from calculated Finance Charge of $86,704.48 in the amount of $158.40.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000685	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000138	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000688	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000132	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000125	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000113	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,608.20 is underdisclosed from calculated Finance Charge of $389,303.01 in the amount of $1,694.81.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000130	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000123	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000682	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.81500% is underdisclosed from calculated APR of 8.18392% outside of 0.250% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,257.23 is underdisclosed from calculated Finance Charge of $268,782.43 in the amount of $21,525.20.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000680	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000348	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000143	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000147	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000134	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000189	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000190	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $403,380.35 is underdisclosed from calculated Finance Charge of $403,701.30 in the amount of $320.95.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000408	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,541.00 is underdisclosed from calculated Finance Charge of $106,601.00 in the amount of $60.00.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Subordination fee of $50 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000453	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,567.13 is underdisclosed from calculated Finance Charge of $41,703.87 in the amount of $136.74.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000692	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $372,083.50 is underdisclosed from calculated Finance Charge of $373,033.14 in the amount of $949.64.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is payment stream related sourced to the calculation of MI payments within the Final TIL.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000727	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,697.60 is underdisclosed from calculated Finance Charge of $73,827.43 in the amount of $129.83.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization disclosed the prepaid interest fee as $21.67 whereas the HUD disclosed fee as $32.50, settlement fee on itemization is disclosed as $262.50 whereas the HUD disclosed fee as $381.50 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000477	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000474	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000462	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000461	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000457	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.			State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000458	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000456	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000445	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000441	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000437	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,699.15 is underdisclosed from calculated Finance Charge of $144,935.03 in the amount of $235.88.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization did not disclose the origination fee of $305 and flood cert fee of $3 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000431	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000430	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,381.23 is underdisclosed from calculated Finance Charge of $171,491.45 in the amount of $1,110.22.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose lender credit of $1107.22 and origination fee of $655.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000428	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000716	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000424	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000420	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000421	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,392.82 is underdisclosed from calculated Finance Charge of $151,392.29 in the amount of $1,999.47.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a prepaid interest fee for $XXX as a prepaid finance charge. In addition unable to determine the # of Months the Lender's Final TIL has MI in force for. Based on the loan amount and appraisal value MI would be in force for 180 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000417	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000419	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,426.52 is underdisclosed from calculated Finance Charge of $198,286.51 in the amount of $1,859.99.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Finance Charge Variance due to TIL Payment Stream and Service Charge $150 and Settlement fee $375.75.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000418	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000411	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000371	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000301	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000294	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000296	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000295	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,858.82 is underdisclosed from calculated Finance Charge of $412,898.82 in the amount of $40.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $40.00 Subordination Fee as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000225	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000233	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000217	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000223	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000216	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000212	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000210	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000208	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000204	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000203	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000199	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000192	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000191	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,187.73 is underdisclosed from calculated Finance Charge of $220,291.87 in the amount of $104.14.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm date borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000689	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000160	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000154	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000151	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,869.12 is underdisclosed from calculated Finance Charge of $228,069.12 in the amount of $200.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000144	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000200	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000142	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000683	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000119	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000118	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000107	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000099	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000678	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000102	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($11,844.48).  Loan contracts for maximum calculated prepay of $12,586.25, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000087	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000074	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000069	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.85200% is underdisclosed from calculated APR of 5.10493% outside of 0.250% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,921.31 is underdisclosed from calculated Finance Charge of $305,051.72 in the amount of $20,130.41.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender utilizing an index value of 1.816% per the closing instructions, however the index value available in the lookback period is XX%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000057	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000674	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000032	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000021	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000672	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000469	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,028.54 is underdisclosed from calculated Finance Charge of $113,482.41 in the amount of $453.87.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose flood cert fee of $3.90, title closing fee of $375, and CPL fee of $75 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000452	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000442	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,630.84 is underdisclosed from calculated Finance Charge of $308,798.04 in the amount of $1,167.20.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $493.40 and final HUD reflects $1,660.67.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000425	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000209	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000201	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000176	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000181	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,470.40 is underdisclosed from calculated Finance Charge of $299,093.93 in the amount of $623.53.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000165	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000164	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
												[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000141	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000139	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000128	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000121	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000092	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000075	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000436	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,339.14 is underdisclosed from calculated Finance Charge of $143,724.58 in the amount of $385.44.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed under discloses flood cert $3.00 and fails to disclose payoff statement $125, PPI $382.44, subordination fee $125, subordination coordination fee $250	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000086	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,999.76 is underdisclosed from calculated Finance Charge of $286,074.60 in the amount of $74.84.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge under disclosed due to the mismatch in fees between TIL Itemization & HUD-1 : Escrow Service Fee, Recording service fee	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000454	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000153	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $582,888.24 is underdisclosed from calculated Finance Charge of $585,559.60 in the amount of $2,671.36.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum Seller closing cost credit of $4,000.00 is reflected on HUD , however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000397	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,676.52 is underdisclosed from calculated Finance Charge of $197,444.52 in the amount of $6,768.00.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000168	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000167	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000463	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000444	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000182	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
															The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000162	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000392	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000127	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000244	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000089	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000211	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000180	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000163	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000480	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,811.18 is underdisclosed from calculated Finance Charge of $132,856.74 in the amount of $45.56.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization only disclosed Prepaid interest in the amount of $282.05, final HUD reflects $324.55.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000097	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000251	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000693	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000041	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,148.95 is underdisclosed from calculated Finance Charge of $203,915.17 in the amount of $766.22.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000158	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000696	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000114	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000078	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000159	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000171	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000215	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000694	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000230	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000020	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000101	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000150	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000406	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000220	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000124	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,957.52 is underdisclosed from calculated Finance Charge of $225,037.52 in the amount of $80.00.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000178	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000400	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000053	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,839.92 is underdisclosed from calculated Finance Charge of $275,607.43 in the amount of $1,767.51.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000026	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000471	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000476	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000467	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000468	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000731	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000455	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000725	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000730	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000722	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000721	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000443	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000409	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000404	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000403	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000391	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000389	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $326,120.05 is underdisclosed from calculated Finance Charge of $327,651.09 in the amount of $1,531.04.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Origination fee $1124 and Settlement/Closing Fee $425 as prepaid finance charge. Additionally, TIL includes a Tax certification fee of $18 which is not listed on the HUD as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000394	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX 12:00:00 AM.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000393	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000387	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000385	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000384	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000381	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000380	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000375	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000376	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000372	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000377	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000374	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. [2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.			Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000361	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,321.04 is underdisclosed from calculated Finance Charge of $208,423.56 in the amount of $102.52.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000359	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000356	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000357	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000365	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000350	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency (UAL State)	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000346	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,813.89 is underdisclosed from calculated Finance Charge of $180,224.45 in the amount of $410.56.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000340	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000326	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000321	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000312	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000308	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000305	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000297	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000286	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000280	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000281	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Document Error - HUD form type is Post-2010, GFE form type is Pre-2010 and creditor application date is before January 1, 2010.: Creditor Application Date: XX/XX/XXXX						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000271	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000265	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000249	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000238	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000219	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000175	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000186	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000152	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000131	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000105	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000024	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,662.75 is underdisclosed from calculated Finance Charge of $97,102.13 in the amount of $439.38.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000022	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000016	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000009	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000273	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.			Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000207	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000264	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,783.96 is underdisclosed from calculated Finance Charge of $129,834.74 in the amount of $50.78.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a Tax Cert fee of $55.81 in the prepaid amount financed; however, it did include a courier fee of $30 when the HUD reflects $25.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000276	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000161	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000179	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000252	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000259	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,807.65 is underdisclosed from calculated Finance Charge of $119,937.65 in the amount of $130.00.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorneys fee of $130 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000272	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000367	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000029	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000330	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000120	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000382	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000472	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000432	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000447	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000448	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000451	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000459	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000478	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000275	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000718	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000328	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000446	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000434	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,889.78 is underdisclosed from calculated Finance Charge of $248,929.78 in the amount of $40.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Notice of Settlement fee of $40.00 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000282	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000292	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000324	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000283	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000368	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000729	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000307	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000303	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000285	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000318	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000341	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000300	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000000	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,671.91 is underdisclosed from calculated Finance Charge of $127,097.00 in the amount of $425.09.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Payments variance under disclosure is due to the lender’s TIL reflecting MI being in force for 117 months, however based on the loan amount and appraised value the MI would be in force for 120 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000001	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000002	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,765.11 is underdisclosed from calculated Finance Charge of $130,867.61 in the amount of $102.50.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000003	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000004	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000005	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000006	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000007	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000008	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000010	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000011	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000012	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000013	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Line 811 reflects "See attached for breakdown" of $713 in seller paid fees. This attachment was not included in the loan images.				Tested	TR Tested	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000014	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,059.38 is underdisclosed from calculated Finance Charge of $147,143.75 in the amount of $84.37.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Til itemization did not include Assignment recording fee of $26 and delivery processing fee of $60 as prepaid finance charge	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000015	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000017	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000018	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000019	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.					Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000023	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000027	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000028	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000030	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000033	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000034	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000035	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000036	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,815.71 is underdisclosed from calculated Finance Charge of $132,414.21 in the amount of $598.50.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000037	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.38900% is underdisclosed from calculated APR of 6.52305% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,766.38 is underdisclosed from calculated Finance Charge of $113,964.44 in the amount of $1,198.06.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose loan discount fee of $1052.44 and tax & delivery service fee of $108.26 as prepaid finance charges.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000038	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000040	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000042	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000043	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000044	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000045	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000048	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000050	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000051	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000055	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,647.52 is underdisclosed from calculated Finance Charge of $182,123.57 in the amount of $476.05.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $6,271.23 and final HUD reflects $6,747.28	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000058	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000060	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000062	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,939.77 is underdisclosed from calculated Finance Charge of $92,177.28 in the amount of $1,237.51.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule however it appears the lender did not include the monthly MI payment in the first 12 payments.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000063	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,657.88 is underdisclosed from calculated Finance Charge of $143,575.88 in the amount of $918.00.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Attorney fee of $650, Flood Cert fee of $18 , Recording service fee of $50, Courier charges of $200 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000065	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000066	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,203.22 is underdisclosed from calculated Finance Charge of $90,309.51 in the amount of $106.29.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000068	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000070	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000072	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,838.91 is underdisclosed from calculated Finance Charge of $101,063.79 in the amount of $224.88.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Wire/Funding/Disbursement fee of $55, Escrow Service Fee of $20 and Settlement/closing/escrow fee of $150 as Prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000073	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000076	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000077	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000079	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.					Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000080	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $216,928.45 is underdisclosed from calculated Finance Charge of $216,997.53 in the amount of $69.08.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine amount finance variance due to missing TIL itemization.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000081	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000082	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000083	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000085	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $428,557.86 is underdisclosed from calculated Finance Charge of $428,730.42 in the amount of $172.56.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL under disclosed credit report fee by $-50 & Document signing fee $200	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000088	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000090	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000093	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000095	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000096	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000098	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000100	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000103	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000104	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - California APLS Broker Compensation: Lender paid yield spread premiums (YSP) were not included in the California APLS points and fees.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000106	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000108	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000109	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000111	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000129	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000137	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $615,914.81 is underdisclosed from calculated Finance Charge of $616,152.81 in the amount of $238.00.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose cpl fee of $25.00, discount fee of $7500.00, edoc fee of $50.00, recording service fee of $10.00, tracking fee of $75.00, settlement fee of $375.00, and HUD 1 fee amount does not disclose, settlement fee of $400.00, discount fee of $7195.00, credit report fee of $7.00 and inet national land fee of $195.00 as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000146	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000148	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000155	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000157	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000166	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000169	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000170	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000172	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000173	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000174	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
												[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000177	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000187	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000194	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000195	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000196	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000198	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $323,437.77 is underdisclosed from calculated Finance Charge of $323,530.38 in the amount of $92.61.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000202	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000205	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)					Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000206	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000214	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000218	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000221	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000228	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000229	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000231	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000232	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000234	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000235	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000236	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000240	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000242	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000243	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000245	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000246	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000247	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000248	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,506.16 is underdisclosed from calculated Finance Charge of $217,588.69 in the amount of $82.53.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Courier/Messenger Fee of $75 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000250	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000253	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000254	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000255	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000256	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,913.27 is underdisclosed from calculated Finance Charge of $139,257.41 in the amount of $344.14.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000257	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000258	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000260	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000261	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000262	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $72,332.70 is underdisclosed from calculated Finance Charge of $72,732.70 in the amount of $400.00.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Settlement/Closing/Escrow Fee of $400 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000263	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $688,956.37 is underdisclosed from calculated Finance Charge of $689,451.37 in the amount of $495.00.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not disclose the closing attorney fee of $495 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000266	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000267	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000268	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,527.85 is underdisclosed from calculated Finance Charge of $309,283.96 in the amount of $756.11.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed Prepaid Interest in the amount of $1,194.72 and final HUD reflects $155.83. TIL itemization did not disclose Broker fee of $1,100, Settlement fee of $650, Title Courier fee of $15 and Wire fee of $30 as prepaid finance charges.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000269	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
												[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000274	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000277	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000278	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided Timely): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided Timely): First lien disclosure was datedXX/XX/XXXX however the loan closing took place XX/XX/XXXX	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided Timely): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000279	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000287	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,626.86 is underdisclosed from calculated Finance Charge of $105,668.04 in the amount of $41.18.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000288	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000290	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000291	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000293	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000298	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,512.82 is underdisclosed from calculated Finance Charge of $191,526.82 in the amount of $1,014.00.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $4642.40 and final HUD reflects $5656.40, Notary fee $170 not included in final HUD and as it post file 1300 section homeowners fee 1184 captured in other section hence amount financed variance getting 1014.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000299	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000302	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000304	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000306	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000309	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000310	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000311	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000313	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000315	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000316	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,004.91 is underdisclosed from calculated Finance Charge of $128,179.11 in the amount of $174.20.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Tax Service Fee (Life of Loan)$84 as Prepaid Interest prepaid 74.20 finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000317	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000320	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000322	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000323	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000325	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.51900% is underdisclosed from calculated APR of 4.75779% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $286,616.79 is underdisclosed from calculated Finance Charge of $297,021.88 in the amount of $10,405.09.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Mortgage insurance premium of $10405.92 as prepaid finance charge	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000327	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000329	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000332	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000333	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000334	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000335	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $20,594.90 is underdisclosed from calculated Finance Charge of $20,775.37 in the amount of $180.47.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000337	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000338	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000339	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000342	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000343	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000344	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000347	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000349	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000352	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000353	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000354	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000355	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000358	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000360	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000362	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,072.24 is underdisclosed from calculated Finance Charge of $297,116.50 in the amount of $1,044.26.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000363	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000364	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000369	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000370	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000373	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000379	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000383	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000386	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000388	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000390	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000395	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000396	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,352.78 is underdisclosed from calculated Finance Charge of $146,160.38 in the amount of $5,807.60.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $825.18 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000398	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000399	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000401	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000402	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000405	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000412	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000415	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000426	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000427	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000429	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000433	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000435	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,899.56 is underdisclosed from calculated Finance Charge of $113,492.56 in the amount of $593.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000439	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000440	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000449	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000450	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000464	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000466	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000473	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000479	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000671	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000673	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A	N/A	N/A	N/A	N/A	N/A	A	A	A	A	A
XXXX	XXXX	2026-RPL2-1000675	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000676	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000681	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000690	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000695	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
												[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000697	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000698	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000699	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.02800% is underdisclosed from calculated APR of 5.27276% outside of 0.125% tolerance.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,503.66 is underdisclosed from calculated Finance Charge of $133,186.86 in the amount of $3,683.20.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Processing fee of $3500, Recording service fee of $166 and wire fee of $35 as Prepaid finance charges.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000700	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000702	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX. Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date, TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.						-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000704	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000705	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000706	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		UTD	Indeterminable	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D	N/A	N/A	N/A	N/A	N/A	D	D	D	D	D
XXXX	XXXX	2026-RPL2-1000711	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000712	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000713	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,659.26 is underdisclosed from calculated Finance Charge of $125,772.26 in the amount of $113.00.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Email Fee of $40, an IL Registration Fee of $3, a Courier Fee of $50 and a Wire Fee of $35 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000717	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000719	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,947.27 is underdisclosed from calculated Finance Charge of $187,229.84 in the amount of $8,282.57.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization included Title Service Work charge fee of $267.65 and Mobile Closing fee of $150 as a prepaid finance charge that was not included by Audit.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000723	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000724	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000726	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000728	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000732	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000733	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000735	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,475.26 is underdisclosed from calculated Finance Charge of $144,526.51 in the amount of $51.25.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed prepaid interest charges in the amount of $51.25 and final HUD reflects $107.04	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000485	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,305.87 is underdisclosed from calculated Finance Charge of $127,575.88 in the amount of $1,270.01.
[2] Federal Compliance - Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Loan Origination Fee of $1050, settlement closing fee $180, Tax cert fee $27 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B
XXXX	XXXX	2026-RPL2-1000511	XXXX	XXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B	N/A	N/A	N/A	N/A	N/A	B	B	B	B	B